Related-party transactions - Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Banco Santander, S.A. (Spain) | Trading derivative liabilities
Related-party transactions
Financial liabilities held for trading		$ 43,827
Financial liabilities at fair value through profit or loss	$ 37,082
Banco Santander, S.A. (Spain) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	34,525	32,559
Banco Santander, S.A. (Spain) | Subordinated liabilities
Related-party transactions
Financial liabilities at amortised cost	28,109	21,738
Banco Santander, S.A. (Spain) | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	969	1,182
Banco Santander, S.A. (Spain) | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	686	1,366
Banco Santander International | Trading derivative liabilities
Related-party transactions
Financial liabilities held for trading		25
Financial liabilities at fair value through profit or loss	3
Abbey National Treasury Services plc | Trading derivative liabilities
Related-party transactions
Financial liabilities held for trading		75
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Short positions
Related-party transactions
Financial liabilities held for trading		5,002
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Deposits - Customers
Related-party transactions
Other financial liabilities at fair value through profit or loss	9,270	19,333
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	37	59
Other related parties
Related-party transactions
Other liabilities	4	4
Other related parties | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss	2
Other related parties | Deposits - Customers
Related-party transactions
Other financial liabilities at fair value through profit or loss	17	5
Financial liabilities at amortised cost	1,350	234
Other related parties | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	87	75
Other related parties | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	11	15
Other related parties | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	56	66
Key management personnel | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	1,112	52
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Other liabilities	43
Banco S3 Mexico, SA, Institucion de Banca Multiple | Deposits - Customers
Related-party transactions
Other financial liabilities at fair value through profit or loss		1,651
Grupo Financiero Santander Mexico, S.A.B. de C.V. | Deposits - Customers
Related-party transactions
Other financial liabilities at fair value through profit or loss		71
Financial liabilities at amortised cost		176
Grupo Financiero Santander Mexico, S.A.B. de C.V. | Subordinated liabilities
Related-party transactions
Financial liabilities at amortised cost		9,831
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V).
Related-party transactions
Other liabilities		184
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V). | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost		515
Operadora de Carteras Gamma, S.A.P.I. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	153	145
Santander Global Facilities, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	335	620
Santander Global Facilities, S.A. de C.V. | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	408
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	49	179
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other liabilities	128	409
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	377	406
Santander Capital Structuring S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	$ 379	186
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other liabilities		18
Ingenieria de Software Bancario, S.L.
Related-party transactions
Other liabilities		$ 75